Subsequent Events (Details Narrative) - USD ($)	Aug. 04, 2026	Jul. 17, 2026	Jul. 18, 2026	Jun. 30, 2026	Apr. 17, 2026	Dec. 31, 2025
Subsequent Event [Line Items]
Commercial paper				$ 3,000,000		$ 3,000,000
3M USD Commercial Paper Series 004 [Member]
Subsequent Event [Line Items]
Commercial paper					$ 3,000,000
Interest rate					6.25%
Subsequent Event [Member]
Subsequent Event [Line Items]
Outstanding amount repaid	$ 1,388,443
Subsequent Event [Member] | 3M USD Commercial Paper Series 004 [Member]
Subsequent Event [Line Items]
Outstanding amount repaid		$ 3,000,000
Subsequent Event [Member] | 3M USD Commercial Paper Series 005 [Member]
Subsequent Event [Line Items]
Commercial paper			$ 3,000,000
Interest rate			6.25%